Note 30 - Long-Term Debt by Contractual Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Total [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	€ 53,960	€ 48,103
Long-term debt	144,485	149,163
Total [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	63,446	66,402	[1]
Floating rate	18,182	26,990	[1]
Total [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	7,191	6,049
Floating rate	1,412	1,303
Other Long-Term Debt by Contractual Maturity	293	€ 316
Due in 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	37,217
Long-term debt	49,434
Due in 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,053
Floating rate	3,134
Due in 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	14
Floating rate	0
Other Long-Term Debt by Contractual Maturity	15
Due in 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	3,597
Long-term debt	17,832
Due in 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,529
Floating rate	1,373
Due in 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	33
Floating rate	1,197
Other Long-Term Debt by Contractual Maturity	103
Due in 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	6,853
Long-term debt	19,542
Due in 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,179
Floating rate	2,327
Due in 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	74
Floating rate	21
Other Long-Term Debt by Contractual Maturity	88
Due in 2025 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	791
Long-term debt	12,643
Due in 2025 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	5,791
Floating rate	3,243
Due in 2025 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,623
Floating rate	194
Other Long-Term Debt by Contractual Maturity	0
Due in 2026 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	752
Long-term debt	15,980
Due in 2026 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,986
Floating rate	3,234
Due in 2026 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,967
Floating rate	0
Other Long-Term Debt by Contractual Maturity	42
Due after 2026 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	4,749
Long-term debt	29,054
Due after 2026 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	16,909
Floating rate	4,871
Due after 2026 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,479
Floating rate	0
Other Long-Term Debt by Contractual Maturity	€ 46

[1]	Prior years' comparatives aligned to presentation in the current year.